Financial Instruments - Summary of Credit Quality and Maximum Exposure to credit Risk Based on Group's Credit Policy (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total	¥ 1,654,942		$ 237,717,000		¥ 1,840,246
Trade receivables	369,742	[1]	53,110,000	[1]	526,974
Pledged bank deposits	14,900		2,140,000		33,500
Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	73,460	[2]	10,552,000	[2]	56,522
Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits	14,900		2,140,000		33,500
Fixed bank deposits with maturity periods over three months	290,000		41,656,000			$ 290,000
Bank balances and cash	906,840		130,259,000			933,250
12-month ECLs [member] | Stage 1 [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total	1,285,200		184,607,000		1,313,272
Trade receivables	0	[1]			0
12-month ECLs [member] | Stage 1 [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	73,460	[2]			56,522
12-month ECLs [member] | Stage 1 [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits	14,900				33,500
Fixed bank deposits with maturity periods over three months	290,000					290,000
Bank balances and cash	906,840					933,250
Lifetime ECL [member] | Stage 2 [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total	0		0		0
Trade receivables	0	[1]			0
Lifetime ECL [member] | Stage 2 [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	0	[2]			0
Lifetime ECL [member] | Stage 2 [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits	0				0
Fixed bank deposits with maturity periods over three months	0					0
Bank balances and cash	0					0
Lifetime ECL [member] | Stage 3 [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total	0		0		0
Trade receivables	0	[1]			0
Lifetime ECL [member] | Stage 3 [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	0	[2]			0
Lifetime ECL [member] | Stage 3 [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits	0				0
Fixed bank deposits with maturity periods over three months	0					0
Bank balances and cash	0					0
Lifetime ECL [member] | Simplified approach [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total	369,742		$ 53,110,000		526,974
Trade receivables	369,742	[1]			526,974
Lifetime ECL [member] | Simplified approach [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	0	[2]			0
Lifetime ECL [member] | Simplified approach [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits	0				¥ 0
Fixed bank deposits with maturity periods over three months	0					0
Bank balances and cash	¥ 0					$ 0

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.
[2]	The credit quality of the financial assets included in other receivables and prepayments is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.